Loans and Allowance for Loan Losses - TDRs and Loan Modifications (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) contract loan	Dec. 31, 2019 USD ($) contract
Troubled Debt Restructurings
Troubled debt restructurings	$ 3,700,000	$ 4,100,000
Amount of specific reserves related to TDRs which were allocated to the allowance for loan losses	$ 214,000	$ 442,000
Number of Contracts | contract	3	4
Number of contracts called for default and charged off | contract	0	1
Value of contracts called for default and charged off		$ 7,000,000
Pre- Modification	$ 215,000	347,000
Post- Modification	215,000	324,000
Loans held for sale, at lower of cost or fair value	$ 5,099,000	428,000
Loan Modifications under the CARES Act
Percentage of loan modifications, granted-to-date	23.10%
Non-Accrual	$ 34,559,000	$ 4,754,000
Full Deferral
Loan Modifications under the CARES Act
Loan modifications, amount	$ 44,000,000.0
Loan modifications, percentage	34.10%
Non-Accrual	$ 29,500,000
Loan Modifications under CARES Act
Loan Modifications under the CARES Act
Number of loan modifications, granted-to-date | loan	578
Loan modifications granted-to-date	$ 296,890,000
Percentage of loan modifications, granted-to-date	23.10%
Number of loan modifications remaining	38,000,000
Loan modifications, amount	$ 86,679,000
Loan modifications, percentage	6.70%
Extended Amortizations	$ 5,122,000
Remaining loan modifications under the CARES Act to date as a percent of the total loan portfolio	5.90%
Non-Accrual	$ 29,500,000
Loan Modifications under CARES Act | Real Estate and Rental and Leasing
Loan Modifications under the CARES Act
Loan modifications, amount	12,005,000
Extended Amortizations	$ 501,000
Remaining loan modifications under the CARES Act to date as a percent of the total loan portfolio	0.60%
Loan Modifications under CARES Act | Accommodations and Food Services
Loan Modifications under the CARES Act
Loan modifications, amount	$ 56,966,000
Extended Amortizations	$ 4,621,000
Remaining loan modifications under the CARES Act to date as a percent of the total loan portfolio	5.30%
Loan Modifications under CARES Act | Construction
Loan Modifications under the CARES Act
Loan modifications, amount	$ 144,000
Loan Modifications under CARES Act | Churches
Loan Modifications under the CARES Act
Loan modifications, amount	263,000
Loan Modifications under CARES Act | Land and lots
Loan Modifications under the CARES Act
Loan modifications, amount	2,005,000
Loan Modifications under CARES Act | Cinemas
Loan Modifications under the CARES Act
Loan modifications, amount	4,691,000
Loan Modifications under CARES Act | Health Care and Social Assistance
Loan Modifications under the CARES Act
Loan modifications, amount	208,000
Loan Modifications under CARES Act | Arts, Entertainment, Recreation
Loan Modifications under the CARES Act
Loan modifications, amount	10,165,000
Loan Modifications under CARES Act | Non-NAICS (Consumer)
Loan Modifications under the CARES Act
Loan modifications, amount	232,000
Loan Modifications under CARES Act | Interest Only
Loan Modifications under the CARES Act
Loan modifications, amount	$ 37,602,000
Loan modifications, percentage	43.40%
Loan Modifications under CARES Act | Interest Only | Real Estate and Rental and Leasing
Loan Modifications under the CARES Act
Loan modifications, amount	$ 5,166,000
Loan modifications, percentage	6.00%
Loan Modifications under CARES Act | Interest Only | Accommodations and Food Services
Loan Modifications under the CARES Act
Loan modifications, amount	$ 19,859,000
Loan modifications, percentage	22.90%
Loan Modifications under CARES Act | Interest Only | Construction
Loan Modifications under the CARES Act
Loan modifications, amount	$ 144,000
Loan modifications, percentage	0.20%
Loan Modifications under CARES Act | Interest Only | Churches
Loan Modifications under the CARES Act
Loan modifications, amount	$ 263,000
Loan modifications, percentage	0.30%
Loan Modifications under CARES Act | Interest Only | Land and lots
Loan Modifications under the CARES Act
Loan modifications, amount	$ 2,005,000
Loan modifications, percentage	2.30%
Loan Modifications under CARES Act | Interest Only | Arts, Entertainment, Recreation
Loan Modifications under the CARES Act
Loan modifications, amount	$ 10,165,000
Loan modifications, percentage	11.70%
Loan Modifications under CARES Act | Interest Only | Non-NAICS (Consumer)
Loan Modifications under the CARES Act
Loan modifications, percentage	0.00%
Loan Modifications under CARES Act | Full Deferral
Loan Modifications under the CARES Act
Loan modifications, amount	$ 43,955,000
Loan modifications, percentage	50.70%
Loan Modifications under CARES Act | Full Deferral | Real Estate and Rental and Leasing
Loan Modifications under the CARES Act
Loan modifications, amount	$ 6,338,000
Loan modifications, percentage	7.30%
Loan Modifications under CARES Act | Full Deferral | Accommodations and Food Services
Loan Modifications under the CARES Act
Loan modifications, amount	$ 32,486,000
Loan modifications, percentage	37.50%
Loan Modifications under CARES Act | Full Deferral | Cinemas
Loan Modifications under the CARES Act
Loan modifications, amount	$ 4,691,000
Loan modifications, percentage	5.40%
Loan Modifications under CARES Act | Full Deferral | Health Care and Social Assistance
Loan Modifications under the CARES Act
Loan modifications, amount	$ 208,000
Loan modifications, percentage	0.20%
Loan Modifications under CARES Act | Full Deferral | Non-NAICS (Consumer)
Loan Modifications under the CARES Act
Loan modifications, amount	$ 232,000
Loan modifications, percentage	0.30%
Commercial, financial, and agricultural
Troubled Debt Restructurings
Number of Contracts | contract		2
Pre- Modification		$ 80,000
Post- Modification		58,000
Loan Modifications under the CARES Act
Non-Accrual	$ 6,717,000	982,000
Residential real estate | Mortgages
Troubled Debt Restructurings
Number of Contracts | contract	2
Pre- Modification	$ 209,000
Post- Modification	211,000
Loan Modifications under the CARES Act
Non-Accrual	2,105,000	$ 2,135,000
Commercial real estate | Mortgages
Troubled Debt Restructurings
Number of Contracts | contract		2
Pre- Modification		$ 267,000
Post- Modification		266,000
Loan Modifications under the CARES Act
Non-Accrual	$ 25,314,000	1,359,000
Installment and other consumer
Troubled Debt Restructurings
Number of Contracts | contract	1
Pre- Modification	$ 6,000
Post- Modification	4,000
Loan Modifications under the CARES Act
Non-Accrual	31,000	141,000
Performing TDRs
Troubled Debt Restructurings
Troubled debt restructurings	2,800,000	2,500,000
Non-performing TDRs - 90 days past due
Troubled Debt Restructurings
Troubled debt restructurings	$ 900,000,000,000	$ 1,600,000